Short-Term Investments - Summary of Short Term Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short Term Investment [Line Items]
Variable-rate financial instruments	¥ 300,240	$ 43,531	¥ 0
Variable-rate financial instruments [Member]
Short Term Investment [Line Items]
Variable-rate financial instruments	¥ 300,240		¥ 0